Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets
	31 December 2017					31 December 2016
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year as reported	42 077	2 715	1 872	306	46 969	31 719
Adjustments	—	261	(40)	—	221	—
Balance at end of previous year as adjusted	42 077	2 976	1 832	306	47 191	31 719
Effect of movements in foreign exchange	973	110	170	33	1 286	(805)
Acquisitions through business combinations	411	—	—	6	417	20 723
Acquisitions and expenditures	8	24	124	156	312	563
Disposals	—	(32)	(95)	(64)	(191)	(161)
Transfer (to)/from other asset categories and other movements[14]	(67)	(174)	146	(49)	(144)	(5 070)

Balance at end of period	43 402	2 904	2 177	388	48 871	46 969

Amortization and impairment losses
Balance at end of previous year	(32)	(1 124)	(1 151)	(94)	(2 401)	(2 042)
Effect of movements in foreign exchange	—	(49)	(88)	(2)	(139)	34
Amortization	—	(198)	(275)	(25)	(498)	(446)
Impairment losses	—	—	—	—	—	(3)
Disposals	—	23	56	10	89	142
Transfer to/(from) other asset categories and other movements[1]	—	(31)	(14)	(3)	(48)	(86)

Balance at end of period	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)

Carrying value
at 31 December 2016 as reported	42 045	1 591	720	212	44 568	44 568
at 31 December 2016 as adjusted	42 045	1 852	681	212	44 789	44 789
at 31 December 2017	43 370	1 525	705	274	45 874	—

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

The carrying amount of intangible assets with indefinite useful lives was allocated to the different countries as follows:

Million US dollar Country	2017	2016

USA	21 960	21 570
Colombia	3 820	3 803
South Africa	3 899	3 518
Mexico	3 058	2 920
Peru	2 825	2 731
Australia	2 773	2 373
South Korea	1 058	938
Ecuador	595	604
China	403	373
Dominican Republic	353	366
Rest of Africa	1 353	1 364
Other countries	1 498	1 712

	43 595	42 272